Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Remuneration	$ 10,075	$ 10,167	$ 10,855
Social security contributions	844	810	844
Retirement benefits (see Note 17)	1,753	1,878	1,815
Share-based compensation (see Note 21)	537	531	802
Total	$ 13,209	$ 13,386	$ 14,316